Equity Incentive Plans and Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Option Activity Under Equity Incentive Plan

Activity under the 2004 and 2014 Plans is set forth below:

				Weighted
	Shares	Outstanding Options		Average
	Available	Number of	Exercise	Exercise
	for Grant	Shares	Price	Price
Balances, December 31, 2013	175,236	6,526,506	$0.42–7.75	$3.66
Additional shares reserved	7,250,000	—
Shares expired	(1,286,025)	—
Options granted	(1,895,250)	1,895,250	2.91–4.99	3.78
Options exercised	—	(73,282)	0.64–4.90	1.43
Options canceled	179,532	(179,532)	1.64–6.18	4.63
Balances, December 31, 2014	4,423,493	8,168,942	$0.42–7.75	$3.69
Additional shares reserved	—	—
Options granted	(2,290,500)	2,290,500	0.48-5.06	4.36
Options exercised	—	(99,759)	0.79-4.90	1.75
Options canceled	1,327,547	(1,327,547)	1.30-7.75	4.39
Balances, December 31, 2015	3,460,540	9,032,136	$0.42–7.75	$3.77
Additional shares reserved	—	—
Options granted	(3,072,500)	3,072,500	0.38-0.55	0.53
Options exercised		(6,187)	0.48-0.55	0.53
Options canceled	1,156,704	(1,156,704)	0.42-5.09	2.50
Balances, December 31, 2016	1,544,744	10,941,745	$0.42–7.75	$3.00

Stock Options Outstanding and Exercisable by Exercise Price

At December 31, 2016, stock options outstanding and exercisable by exercise price were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.38-$0.53	1,153,000	9.29	$0.49	265,717	$0.49
$0.55-$0.55	1,414,999	8.86	$0.55	315,934	$0.55
$0.79-$1.44	1,769,313	2.47	$1.35	1,769,313	$1.35
$1.49-$3.62	2,472,416	4.55	$2.67	2,225,880	$2.57
$3.87-$4.43	1,430,358	6.99	$4.36	849,104	$4.33
$4.45-$7.75	2,701,659	3.93	$6.00	2,650,117	$6.02
$0.38-$7.75	10,941,745	5.44	$3.00	8,076,065	$3.47

Stock-Based Compensation Expense

Stock-based compensation expense, which consists of the compensation cost for employee stock options and ESPP, and the value of options issued to non-employees for services rendered, was allocated to research and development and general and administrative in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Stock-based compensation expense:
Research and development	$1,281	$4,090	$3,123
General and administrative	1,808	2,711	2,365
	$3,089	$6,801	$5,488

Weighted-Average Fair Value Valuation Assumptions

The fair value of employee stock options and employee purchase rights under the Company’s 2004 Purchase Plan was estimated using the following weighted-average assumptions for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
Employee Stock Options
Risk-free interest rate	1.60%	1.70%	1.83%
Expected life (in years)	5.97	5.99	5.98
Dividend yield	—	—	—
Volatility	108%	83%	94%
Weighted-average fair value of stock options granted	$0.44	$3.06	$2.89
Employee Stock Purchase Plan
Risk-free interest rate	0.56%	0.39%	0.20%
Expected life (in years)	1.24	1.24	1.24
Dividend yield	—	—	—
Volatility	161%	50%	49%
Weighted-average fair value of ESPP purchase rights	$0.22	$1.58	$1.60

Non-employee Stock-based Compensation Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-Average Fair Value Valuation Assumptions

The fair value of the stock options granted were revalued at each reporting date using the Black-Scholes valuation model as prescribed by ASC 505-50 Equity-Based Payments to Non-Employees using the following assumptions:

	Years Ended December 31,
	2016	2015	2014
Risk-free interest rate	1.70%	2.14%	2.52%
Expected life (in years)	10	10	10
Dividend yield	—	—	—
Expected volatility	111%	103%	97%